Acquisition of Alpha Mind (Details) ¥ in Thousands, $ in Thousands						12 Months Ended
	Apr. 23, 2025 USD ($)	Jun. 06, 2024 USD ($)	Dec. 28, 2023 CNY (¥)		Dec. 28, 2023 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Dec. 28, 2023 USD ($)
Acquisition of Alpha Mind [Line Items]
Interest rate						3.85%
Issued amount	$ 153,000,000
Outstanding principal amount		$ 27,342
Consummation amount paid					$ 180,000
Contingent Consideration Liability									$ 177,862
Goodwill (in Yuan Renminbi)			¥ 1,284,218	[1]		¥ 709,240	¥ 23,283	$ 3,271
Promissory Note [Member]
Acquisition of Alpha Mind [Line Items]
Maturity days			90 days		90 days
Interest rate			3.00%		3.00%
MMTEC, Inc. [Member] | Promissory Note [Member]
Acquisition of Alpha Mind [Line Items]
Issued amount			¥ 1,104,706		$ 153,000
MMTEC, Inc. [Member] | Promissory Note [Member]
Acquisition of Alpha Mind [Line Items]
Issued amount			¥ 194,948		$ 27,000
Alpha Mind [Member]
Acquisition of Alpha Mind [Line Items]
Percentage of issued and outstanding shares			100.00%						100.00%
Total consideration			¥ 1,299,654					$ 180,000	$ 180,000
USD [Member]
Acquisition of Alpha Mind [Line Items]
Exchange rate							1	1
RMB [Member]
Acquisition of Alpha Mind [Line Items]
Exchange rate							7.2203	7.2203

[1]	Immediately prior to the consummation of the acquisition of Alpha Mind, the Company was a shell company as defined in Rule 12b-2 under the Exchange Act and was subject to delisting risk. As a result of the consummation of the acquisition of Alpha Mind, we ceased to be a shell company on December 28, 2023 and that’s the main reason we paid $180,000 (equivalent to RMB 1,299,654) of which $177,862 (equivalent to RMB 1,284,218) was attributed to goodwill.